Representations and Warranties Obligations and Corporate Guarantees (Tables)	12 Months Ended
Dec. 31, 2014
Representations and Warranties Obligations and Corporate Guarantees [Abstract]
Outstanding Claims by Category and Product
The table below presents unresolved repurchase claims at December 31, 2014 and 2013. The unresolved repurchase claims include only claims where the Corporation believes that the counterparty has the contractual right to submit claims. For additional information, see Private-label Securitizations and Whole-loan Sales Experience in this Note and Note 12 – Commitments and Contingencies.

Unresolved Repurchase Claims by Counterparty and Product Type

	December 31
(Dollars in millions)	2014	2013
By counterparty
Private-label securitization trustees, whole-loan investors, including third-party securitization sponsors and other (1, 2)	$24,489	$17,953
Monolines (3)	1,546	1,532
GSEs	59	170
Total gross (2)	26,094	19,655
Duplicate claims (4)	(3,248)	(961)
Total unresolved repurchase claims by counterparty, net of duplicate claims	$22,846	$18,694
By product type
Prime loans	$587	$623
Alt-A	2,397	2,259
Home equity	2,485	1,905
Pay option	6,294	5,780
Subprime	14,121	8,928
Other	210	160
Total (2)	26,094	19,655
Duplicate claims (4)	(3,248)	(961)
Total unresolved repurchase claims by product type, net of duplicate claims	$22,846	$18,694

(1)	The total notional amount of unresolved repurchase claims does not include repurchase claims related to the trusts covered by the BNY Mellon Settlement.

(2)
Includes $14.1 billion and $13.8 billion of claims based on individual file reviews and $10.4 billion and $4.1 billion of claims submitted without individual file reviews at December 31, 2014 and 2013.

(3)	At December 31, 2014, substantially all of the unresolved monoline claims are currently the subject of litigation with a single monoline insurer pertain to second-lien loans.

(4)
Represents more than one claim outstanding related to a particular loan, typically as the result of bulk claims submitted without individual file reviews. The December 31, 2014 amount includes approximately $2.9 billion of duplicate claims related to private-label investors submitted without individual loan file reviews.

Rollforward of Liability for Representation and Warranties
The table below presents a rollforward of the liability for representations and warranties and corporate guarantees.

Representations and Warranties and Corporate Guarantees

(Dollars in millions)	2014	2013
Liability for representations and warranties and corporate guarantees, January 1	$13,282	$19,021
Additions for new sales	8	36
Net reductions	(1,892)	(6,615)
Provision	683	840
Liability for representations and warranties and corporate guarantees, December 31	$12,081	$13,282

Loan Repurchases and Indemnification Payments

Loan Repurchases and Indemnification Payments (excluding cash payments for settlements)

	December 31
	2014			2013
(Dollars in millions)	Unpaid Principal Balance	Cash Paid for Repurchases	Loss	Unpaid Principal Balance	Cash Paid for Repurchases	Loss
First-lien
Repurchases	$211	$241	$79	$746	$784	$149
Indemnification payments	624	233	233	661	383	383
Total first-lien	835	474	312	1,407	1,167	532
Home equity, indemnification payments	22	22	22	74	77	77
Total first-lien and home equity	$857	$496	$334	$1,481	$1,244	$609